[GRAPHIC  OMITTED]                           BOULDER GROWTH & INCOME FUND, INC.
                         2344 SPRUCE STREET - SUITE A - BOULDER,  COLORADO 80302
                             TELEPHONE  (303) 444-5483  FACSIMILE (303) 245-0420
                                                EMAIL: SCMILLER@BOULDERFUNDS.NET


                                 March 16, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

         RE:      Boulder Growth & Income Fund, Inc.
                  File No. 811-02328
                  Preliminary Proxy Material

To the Staff of the Commission:

     Pursuant to Rule 14a-6 under the Securities and Exchange Act of 1934, transmitted for filing on behalf of Boulder Growth & Income Fund, Inc. (the "Fund") is the Fund's preliminary Notice of Meeting, Proxy Statement and Form of Proxy for its upcoming Meeting of Stockholders.

     The matters to be considered by Stockholders at the meeting are:

     1.   The election of two Class I Directors of the Fund (Proposal 1);

     2. To consider and vote upon, if properly presented at the meeting, a stockholder proposal with respect to amending the Fund's bylaws (Proposal 2); and

     3. To transact such other business as may properly come before the Meeting or any adjournments and postponements thereof.

     It is anticipated that definitive proxy materials will be mailed to stockholders shortly after the ten day period in Rule 14a-6 has expired. Accordingly, we respectfully request that comments from the Staff, if any, be directed either to me or Joel L. Terwilliger, Esq., at 303-442-2156.



                                   Sincerely,

                                   /s/ Stephen C. Miller

                                   Stephen C. Miller
                                   President and General Counsel

SCM/sjk

enclosures